VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
VARIABLE INTEREST ENTITIES
TOTAL ASSETS	$ 7,388,342	$ 6,536,854
Short-term borrowings	1,271,215	1,202,285
Long-term borrowings	1,024,175
TOTAL LIABILITIES	5,261,904	4,644,069
Variable Interest Entity
VARIABLE INTEREST ENTITIES
Cash	48,200	42,064
Project assets	289,315	337,836
Other assets	53,091	79,580
TOTAL ASSETS	390,606	459,480
Short-term borrowings	113,857	180,773
Long-term borrowings	106,880	52,408
Other liabilities	36,872	60,845
TOTAL LIABILITIES	$ 257,609	$ 294,026